Pension and Postretirement Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Postemployment Benefits [Line Items]
Retirees' cost as a percentage of active associate premium	175.00%
Net Accumulated Unrecognized Losses for U.S. Pension Plans	$ 7
Unrecognized Actuarial Losses for U.S. Plans	12
Prior Service Cost from Plan Amendments for U.S. Plans	2
Amortization of Actuarial Losses for U.S. Plans	(7)
Net Accumulated Unrecognized Losses for Non-U.S. Pension Plans	95
Unrecognized Actuarial Losses for Non-U.S. Plans	96
Amortization of Actuarial Losses for Non-U.S. Plans	1
Qualified pension plan, restrictions on lump sum payments	50.00%
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	1
Estimated future contributions to defined benefit plans in 2013	22
Defined Contribution Pension
Schedule of Postemployment Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	16	14	14
U.S. non-qualified plans
Schedule of Postemployment Benefits [Line Items]
Postemployment Benefits Liability	7	8
German Early Retirement Program
Schedule of Postemployment Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	1	3	4
Postemployment Benefits Liability	7	8
European Jubilee Plan
Schedule of Postemployment Benefits [Line Items]
Postemployment Benefits Liability	$ 7	$ 8
401(k) Plan
Schedule of Postemployment Benefits [Line Items]
Matching contributions	100.00%
Percentage of eligible earnings up to which company makes matching contribution	5.00%
401(k) Plan | Minimum
Schedule of Postemployment Benefits [Line Items]
Annual retirement contribution depending on years of benefit service and collective bargaining agreements	2.00%
401(k) Plan | Maximum
Schedule of Postemployment Benefits [Line Items]
Annual retirement contribution depending on years of benefit service and collective bargaining agreements	7.00%
401(k) Plan | Highly Compensated Associates | Minimum
Schedule of Postemployment Benefits [Line Items]
Defined contribution plan, percentage of eligible earnings allowed to be contributed	1.00%
401(k) Plan | Highly Compensated Associates | Maximum
Schedule of Postemployment Benefits [Line Items]
Defined contribution plan, percentage of eligible earnings allowed to be contributed	15.00%
401(k) Plan | All Other Associates
Schedule of Postemployment Benefits [Line Items]
Defined contribution plan, percentage of eligible earnings allowed to be contributed	25.00%
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Percentage of eligible earnings up to which company makes matching contribution	5.00%